Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows used in operating activities:
Net loss	$ (4,730,528)	$ (8,850,811)	$ (11,723,848)	$ (17,773,877)	$ (40,482,802)	$ (27,591,750)	$ (24,775,289)
Loss from discontinued operations	(67,576)	(4,196,727)	(1,799,401)	(8,459,083)	(21,277,604)	(16,559,140)	(15,703,028)
Loss from continuing operations	(4,662,952)	(4,654,084)	(9,924,447)	(9,314,794)	(19,205,198)	(11,032,610)	(9,072,261)
Adjustments to reconcile loss from continuing operations to net cash used in continuing operating activities:
Provision for doubtful accounts				100,000	132,000	322,000	85,000
Depreciation for property and equipment	2,626,249	2,295,186	4,949,222	4,544,991	9,251,311	8,792,662	8,748,977
Amortization of intangibles	417,883	98,068	622,556	196,136	392,272	888,969	3,093,817
Amortization of debt issuance costs	191,641	241,051	395,755	493,950	939,498	262,820
Amortization of debt discount			480,479	599,695	1,140,627	319,084
Capitalized interest			746,900	713,402
Stock-based compensation - Options			436,859	422,079	1,024,246	960,490	1,253,661
Stock-based compensation - Stock issued for services			20,000
Stock-based compensation - Employee stock purchase plan			2,936	3,115
Deferred rent			(129)	127,860	(139,430)	376,860	575,541
Loss on write off of property and equipment			528,364
Changes in operating assets and liabilities:
Accounts receivable			(102,009)	198,977	146,527	(514,043)	208,506
Prepaid expenses and other current assets			(282,211)	(380,462)	(159,901)	80,377	(513,247)
Other assets			(4,573)	249,024	(70,841)	4,144	1,935,801
Accounts payable			(542,611)	112,796	119,925	(278,408)	(157,359)
Accrued expenses			(274,516)	517,952	19,486	(598,586)	(1,913,078)
Deferred revenues			(341,784)	(116,404)	101,908	(11,934)	(120,659)
Other liabilities			(572,110)	124,515
Net cash used in continuing operating activities			(3,861,319)	(1,407,168)	(4,357,230)	(54,087)	3,319,775
Net cash used in discontinued operating activities			(1,872,023)	(6,015,462)	(10,896,524)	(13,359,041)	(12,804,213)
Net cash used in operating activities			(5,733,342)	(7,422,630)	(15,253,754)	(13,413,128)	(9,484,438)
Cash flows used in investing activities:
Acquisitions of property and equipment			(1,160,400)	(3,827,552)	(6,487,040)	(5,086,298)	(5,878,483)
Payments of security deposits				(2,189)	(7,950)	(44,618)	359,358
Deferred acquisition payments				(5,492)	(11,517)	(67,246)	(162,987)
Net cash used in continuing investing activities			(1,160,400)	(3,835,233)	(6,495,881)	(4,818,162)	(5,886,689)
Net cash used in discontinued investing activities				(174,693)	(187,524)	(2,218,594)	(1,675,775)
Net cash used in investing activities			(1,160,400)	(4,009,926)	(6,683,405)	(7,036,756)	(7,562,464)
Cash flows provided by (used in) financing activities:
Payments on capital lease obligations			(491,933)	(496,226)	(1,016,035)	(796,513)	(784,198)
Net proceeds from the issuance of common stock and warrants			2,230,000
Net cash provided by (used in) continuing financing activities			1,754,706	(477,819)	42,216	39,908	68,680
Net cash provided by (used in) financing activities			1,754,706	(477,819)	(973,819)	30,295,862	30,076,207
Net decrease in cash and cash equivalents			(5,139,036)	(11,910,375)	(22,910,978)	9,845,978	13,029,305
Cash and cash equivalents - Beginning of period			15,116,531	38,027,509	38,027,509	28,181,531	15,152,226
Cash and cash equivalents - End of period	9,977,495	26,117,134	9,977,495	26,117,134	15,116,531	38,027,509	28,181,531
Supplemental disclosures of cash flow information:
Interest			1,560,999	1,559,200	3,163,976	833,364	220,634
Income taxes			12,780	21,900	24,028	24,609	21,619
Under capital leases				810,026	810,026	339,652	80,894
Included in accrued expenses			145,248	317,393	$ 178,134	$ 524,280	$ 867,311
Exchange of intangible assets - discontinued operations (Note 4)	$ 3,837,783		$ 3,837,783